Summary of Significant Accounting Policies - Expected Recognition of Deferred Revenue (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Accounting Policies [Abstract]
Expected recognition of deferred revenue	$ 311,790
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-04-01
Accounting Policies [Abstract]
Expected recognition of deferred revenue	$ 285,212
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligations, expected timing	9 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Accounting Policies [Abstract]
Expected recognition of deferred revenue	$ 26,007
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligations, expected timing	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Accounting Policies [Abstract]
Expected recognition of deferred revenue	$ 571
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligations, expected timing